Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans (Details) [Line Items]
Matching contribution	matching contribution equal to 100% of the employee’s first 3% of the employee’s contributions and 50% of the employee’s next 2% of contributions.
Company's contribution (in Dollars)	$ 56,000	$ 96,000
First 3% of pay contributed
Employee Benefit Plans (Details) [Line Items]
Employee’s contribution percentage	100.00%
Equal contribution percentage	3.00%
Next 2% of pay contributed
Employee Benefit Plans (Details) [Line Items]
Employee’s contribution percentage	50.00%
Equal contribution percentage	2.00%